FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Financial assets investments (Parenthetical) (Details) - COP ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024		Dec. 31, 2023
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	$ 30,573,634		$ 25,674,195
Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	29,909,988	[1]	25,092,666	[2]
Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	1,722,613	[3]	1,700,274	[4]
Fair value through profit or loss | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	17,020,038	[1]	12,096,407	[2]
Fair value through profit or loss | Debt instruments | Mortgage-backed securities (TIPS)
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	81,766		84,301
Fair value through profit or loss | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	779,169	[3]	774,178	[4]
Fair Value through other comprehensive income, net | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	5,350,499	[1]	6,148,177	[2]
Fair Value through other comprehensive income, net | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	364,665	[3]	373,306	[4]
Gains (losses) recognized at fair value through OCI	$ (4,130)		$ 93,264

[1]	At June 30, the Bank has recognized in the Condensed Consolidated Interim Statement of Comprehensive Income COP (4,130) related to debt instruments at fair value through OCI. See Condensed Consolidated Interim Statement of Comprehensive Income.
[2]	At December 31, the Bank has recognized in the Consolidated Statement of Comprehensive Income COP 93,264 related to debt instruments at fair value through OCI.
[3]	Includes mortgage-backed securities (TIPS) measured at fair value through profit or loss amounting to COP 81,766. For further information on TIPS’ fair value measurement see Note 22. Fair value of assets and liabilities.
[4]	Includes mortgage-backed securities (TIPS) measured at fair value through profit or loss amounting to COP 84,301. For further information on TIPS’ fair value measurement see Note 22. Fair value of assets and liabilities.